Accrued Expenses and Other Payables	12 Months Ended
Dec. 31, 2025
Accrued Expenses and Other Payables [Abstract]
ACCRUED EXPENSES AND OTHER PAYABLES
11.	ACCRUED EXPENSES AND OTHER PAYABLES

The components of accrued expenses and other payables were as follows:

	As of December 31,
	2024	2025
	$	$
Payroll and welfare payable	1,490	641
VAT, and other taxes payable	180	-
Payables for office supply and utilities	58	-
Payables for purchase of property and equipment	47	-
Professional service fees	250	11
Payables for share purchase consideration (Note 9)	10,000	-
Advance from customers	2,327	250
Interest payable related to an equity financing (Note 17(b))	693	-
Payable for consideration adjustment	-	636
Others	251	-
	15,296	1,538

For the $10,000 balance of payables for share purchase consideration, following the bankruptcy of Crave, the Company determined that there was no longer any viable commercial reason to proceed with the investment. Accordingly, during the year ended December 31, 2025, the Company reversed the entire balance and recognized as other income.

For the $636 of payable for consideration adjustment, the Company has completely paid off the amount subsequent to the year end 2025 and prior to the filing of this Annual Report.